Patent and Trademarks (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2010	Apr. 26, 2010	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Patent and Trademarks (Textual)
Exchange shares of common stock, value			$ 447,000		$ 449,500
Amortizing patent, Description				Straight-line method
Useful life	17 years
Amortization expense				$ 67,890	$ 67,758
Amortization expense related to patents				$ 67,890
Key Patent [Member]
Patent and Trademarks (Textual)
Exchange shares of common stock		100,000
Exchange shares of common stock, value		$ 570,000
Stock options		66,667
Shares values		$ 360,000